COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

17.         COMMITMENTS AND CONTINGENCIES

Capital commitment

Capital commitment for construction of property and purchase of property and equipment was $83,834 as of February 28, 2025, including the construction project in Jiangsu. The amount within one year for the capital commitment was $68,122 and $15,712 thereafter.

Lease property management fee commitment

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2025 were as follows:

Fiscal year ending
February 2026	$8,645
February 2027	4,809
February 2028	3,327
February 2029	2,140
February 2030	811
Thereafter	512
Total	$20,244

17.         COMMITMENTS AND CONTINGENCIES - continued

Investment commitment

The Group is obligated to pay $2,735 for several long-term investments under various arrangements as of February 28, 2025 with payments due within one year.

Contingencies

The Group is required to obtain and maintain various licenses and permits and fulfill registration and filing requirements in order to operate the current business, but the Group cannot reasonably estimate the contingent liabilities in relation to the licenses and permits that are in the process. Therefore, no liabilities were recorded as of February 28, 2025.

On February 4, 2022, a complaint of purported securities class action was filed against the Company and certain of its current and former executives in the U.S. District Court for the Southern District of New York (the “2022 Class Action”). The complaint alleges that the Company made misrepresentations and misleading disclosures between April 26, 2018 and July 22, 2021 about Chinese laws governing the tutoring industry and the Company’s compliance with them. On April 7, 2022, the Court endorsed an application the Company filed to stay its obligation to respond to the Initial Complaint until after the Court appoints a lead plaintiff. On October 12, 2022, the Court appointed two co-lead plaintiffs. On October 19, 2022, the co-lead plaintiffs filed an amended complaint. On February 10, 2023, the Company filed a motion to dismiss the amended complaint. On March 27, 2023, the lead plaintiff filed an opposition to the Company’s motion to dismiss. On April 26, 2023, the Company filed a reply to the lead plaintiff’s opposition. On October 2, 2023, the Court granted the Company’s motion to dismiss in its entirety and dismissed the amended complaint in its entirety without prejudice. After requesting for and obtaining an extension from the Court, the lead plaintiff filed a second amended complaint on November 20, 2023. The Company filed a motion to dismiss the second amended complaint on January 19, 2024. On February 15, 2024, the lead plaintiff filed the opposition to the Company’s motion to dismiss. On March 15, 2024, the Company filed its reply to lead plaintiff’s opposition. The Court has not yet ruled on the motion to dismiss.

Separately, on March 29, 2023, a complaint of putative securities class action was filed against the Company and an executive in the U.S. District Court for the District of New Jersey (the “2023 Class Action”). The complaint alleges that the Company made misrepresentations and misleading disclosures between June 14, 2022 and March 14, 2023 about its compliance with Chinese laws and regulations. On October 16, 2023, the lead plaintiff filed an amended complaint, which named the Company and several executives as co-defendants. On December 17, 2024, all individual defendants were dismissed from this case. The case now proceeds to discovery with the Company as the sole remaining defendant.

As the lawsuits related to the 2022 Class Action and 2023 Class Action are in their preliminary status, the amount of potential loss, if any, associated with the resolution of such lawsuits, cannot be reasonably estimated at this time. As a result, the Company did not record any liabilities pertaining to the class action lawsuits.